Post-employment benefits for employees (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	$ 1,415	$ 202
Pension plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(3,336)	(3,321)
Current service cost	(415)	(372)
Net interest expense	(47)	(58)
Administrative expenses	(24)	(24)
Past service cost and settlements	(70)	117
Remeasurements	2,071	21
Currency translation effects	139	(190)
Novartis Group contributions	490	464
Effect of acquisitions, divestments or transfers	(23)	11
Change in limitation on recognition of fund surplus (incl. exchange rate differences)	(10)	16
Net liability at end of period	(1,225)	(3,336)
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	1,415	202
Accrued benefit liability	(2,640)	(3,538)
Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(543)	(612)
Current service cost	(11)	(11)
Net interest expense	(14)	(16)
Past service cost and settlements	3	(1)
Remeasurements	70	109
Currency translation effects	1	7
Novartis Group contributions	7	(20)
Effect of acquisitions, divestments or transfers		1
Net liability at end of period	(487)	(543)
Amounts recognized in the consolidated balance sheet [abstract]
Accrued benefit liability	$ (487)	$ (543)